As filed with the Securities and Exchange Commission on October 30, 1998

                                                      Registration No. 33-80784
                                                              File No. 811-08484
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /X/

                    Pre-Effective Amendment No.                     / /

                   Post-Effective Amendment No. 11                  /X/

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                      /X/

                                Amendment No. 14                    /X/

                        (Check appropriate box or boxes)

                           MENTOR INSTITUTIONAL TRUST
               (Exact name of registrant as specified in charter)

                                  P.O. Box 1357
                            Richmond, Virginia 23286
                    (Address of principal executive offices)

        Registrant's Telephone Number, including Area Code (804) 782-3647
                                 ---------------

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)
                                -----------------

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110
                                 --------------

It is proposed that this filing will become effective (check appropriate box):


 [X] immediately upon filing pursuant to paragraph (b)

 [ ] on [date] pursuant to paragraph (b)

 [ ] 60 days after filing pursuant to paragraph (a)

 [ ] on (date) pursuant to paragraph (a)(1)

 [ ] 75 days after filing pursuant to paragraph (a)(2)

 [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



      THIS POST-EFFECTIVE AMENDMENT RELATES SOLELY TO THE SNAP FUND. NO INFORMATION RELATING TO ANY OTHER SERIES OF THE REGISTRANT IS AMENDED
OR SUPERSEDED HEREBY.

                           MENTOR INSTITUTIONAL TRUST
                                    SNAP FUND
                              CROSS REFERENCE SHEET

                          (as required by Rule 404(c))


Part A

        N-1A Item No.



        Location
1.      Cover Page.....................................................         Cover Page
2.      Synopsis.......................................................         Cover Page; Expense summary
3.      Condensed Financial Information................................         Financial highlights
4.      General Description of Registrant..............................         Cover Page; Investment objectives
                                                                                and policies; How the Fund values
                                                                                its shares; How distributions are
                                                                                made; Mentor Institutional Trust;
                                                                                Custodian and Transfer and
                                                                                Dividend Agent

5.      Management of the Fund.........................................         Investment  objectives and
                                                                                policies; Management of the Fund
5A.     Management's Discussion
          of Fund Performance..........................................         Not Applicable
6.      Capital Stock and Other
          Securities...................................................         How the Fund values its shares;
                                                                                How distributions are made; How
                                                                                to participate in the Fund; How to
                                                                                redeem shares
7.      Purchase of Securities Being
          Offered......................................................         How to participate in the Fund;
                                                                                How to redeem shares
8.      Redemption or Repurchase.......................................         How to participate in the Fund;
                                                                                How to redeem shares
9.      Pending Legal Proceedings......................................         Not Applicable

Part B

         N-1A Item No.                                                          Location
10.      Cover Page....................................................         Cover Page
11.      Table of Contents.............................................         Cover Page
12.      General Information and History...............................         Cover Page
13.      Investment Objectives and
           Policies....................................................         Investment Restrictions; Ratings
14.      Management of the Fund........................................         Management of the Trust
15.      Control Persons and Principal
           Holders of Securities.......................................         Management of the Trust;
                                                                                Principal Holders of Securities
16.      Investment Advisory and Other
           Services....................................................         Management of the Trust;
                                                                                Investment Advisory and other
                                                                                Securities; Investment
                                                                                Professionals of Mentor
                                                                                Investment Advisors, LLC;
                                                                                Independent Accountants;
                                                                                Custodian
17.      Brokerage Allocation..........................................         Management of the Trust;
                                                                                Brokerage
18.      Capital Stock and Other
           Securities..................................................         Determination of Net Asset Value;
                                                                                Tax Status
19.      Purchase, Redemption and Pricing
           of Securities Being Offered.................................         Management of the Trust;
                                                                                Determination of Net Asset Value
20.      Tax Status....................................................         Tax Status
21.      Underwriters..................................................         Not applicable
22.      Calculations of Yield Quotations
           of Money Market Funds.......................................         Performance Information
23.      Financial Statements..........................................         Financial Statements

Part C

     Information required to be Incorporated in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

P R O S P E C T U S                                           October 30, 1998






                                   SNAP Fund


     SNAP Fund is a diversified, open-end "money-market" fund, seeking as high a rate of current income as Mentor Investment Advisors, LLC, its investment adviser ("Mentor Advisors"), believes is consistent with preservation of capital and maintenance of liquidity. The Fund currently offers its shares only to participants in the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). The Fund is a series of shares of Mentor Institutional Trust.

     AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


     This Prospectus sets forth concisely the information about the Fund and Mentor Institutional Trust that a prospective investor should know before investing. Please read this Prospectus and retain it for future reference. INVESTORS CAN FIND MORE DETAILED INFORMATION IN THE OCTOBER 30, 1998 STATEMENT OF ADDITIONAL INFORMATION (THE "STATEMENT"), AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT, CALL 1-800-570-SNAP. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The Fund's address is P.O. Box 1357, Richmond, Virginia 23286-0109.




SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
     PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS





                                                        PAGE
                                                       -----
Expense Summary ....................................     3
Financial Highlights ...............................     4
Investment Objective and Policies ..................     4
Management of the Fund .............................     6
How the Fund Values Its Shares .....................     7
How Distributions Are Made .........................     7
How To Participate in the Fund .....................     8
How To Redeem Shares ...............................     9
Mentor Institutional Trust .........................     9
Custodian and Transfer and Dividend Agent ..........    10
Performance Information ............................    10

                                EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in the Fund. The following table summarizes an investor's maximum transaction costs from investing in the Fund and expenses incurred by the Fund based on its most recent fiscal year. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. Shares of the Fund are currently being offered to investors through the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). Only expenses incurred by the Fund are reflected in the table and Example below; other expenses incurred by the SNAP Program, or by participants in the SNAP Program, are not reflected.



SHAREHOLDER TRANSACTION EXPENSES:
Maximum Sales Load Imposed on Purchases ....................    None
Maximum Sales Load Imposed on Reinvested Dividends .........    None
Deferred Sales Load ........................................    None
Redemption Fees ............................................    None
Exchange Fee ...............................................    None
ANNUAL FUND OPERATING EXPENSES:
(as a percentage of average net assets)
Management Fees ............................................       0.08%
12b-1 Fees .................................................      None
Other Expenses .............................................       0.03%
                                                               --------
 Total Fund Operating Expenses .............................       0.11%
                                                               ========


EXAMPLE

     An investment of $1,000 in the Fund would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
$  1       $4          $6             $14

     This information is provided to help investors understand the operating expenses of the Fund. The Example should not be considered a representation of future performance; actual expenses may be more or less than those shown.

                             FINANCIAL HIGHLIGHTS


     The financial highlights presented below for the Fund have been derived from the Fund's Financial Statements which were audited by KPMG Peat Marwick LLP, independent auditors. The report of KPMG Peat Marwick LLP is contained in the Fund's financial statements which are incorporated by reference into the Statement, and may be obtained by calling 1-800-570-SNAP. The Fund commenced operations as a registered investment company on July 24, 1995.





                                                                      YEAR             YEAR           PERIOD FROM
                                                                      ENDED            ENDED          7/24/95 TO
                                                                     6/30/98          6/30/97           6/30/96
                                                                 --------------   --------------   ----------------
NET ASSET VALUE, BEGINNING OF PERIOD .........................     $    1.00        $    1.00         $   1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income ........................................          0.06             0.05             0.05
                                                                   ---------        ---------         --------
Distributions from net investment income .....................         (0.06)           (0.05)           (0.05)
                                                                   ----------       ----------        --------
NET ASSET VALUE, END OF PERIOD ...............................     $    1.00        $    1.00         $   1.00
                                                                   ==========       ==========        ========
Total Return .................................................          5.71%            5.51%            5.29%(b)
                                                                   ==========       ==========        ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .....................     $1,083,364       $1,045,583        $954,777
Ratio of expenses to average net assets ......................           0.11%            0.11%           0.12%(a)
Ratio of net investment income to average net assets .........           5.56%            5.38%           5.53%(a)
                                                                   ==========       ==========        ========



----------
(a) Annualized

(b) Not Annualized



                       INVESTMENT OBJECTIVE AND POLICIES

     SNAP Fund's investment objective is to seek as high a rate of current income as Mentor Advisors believes is consistent with preservation of capital and maintenance of liquidity. There can, of course, be no assurance that the Fund will achieve its investment objective. As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.

     The Fund will invest in a portfolio of high-quality short-term instruments consisting of any or all of the following:

   o U.S. GOVERNMENT SECURITIES: U.S. Treasury bills, notes, and bonds, and securities unconditionally guaranteed as to payment of principal and interest by the United States or any agency of the United States.

   o OBLIGATIONS OF THE COMMONWEALTH OF VIRGINIA AND OF ITS LOCAL GOVERNMENTS AND OF OTHER STATES: high-quality evidences of indebtedness of the Commonwealth of Virginia, and obligations of any county, city, town, district, authority, or other public body of the Commonwealth. The Fund may also invest in high-quality obligations of any other state or of any county, city, town, or district located in any other state.

   o BANKERS' ACCEPTANCES: negotiable drafts or bills of exchange, which have been "accepted" by a bank, meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity. The Fund will only purchase bankers' acceptances issued by a bank organized in the U.S. or by a foreign bank with an agency domiciled in the U.S.


   o CERTIFICATES OF DEPOSIT AND INTEREST-BEARING TIME DEPOSITS: The Fund may invest in certificates of deposit and time deposits of U.S. banks or of U.S. branches of foreign banks, if the issuer has outstanding short-term debt obligations rated not lower than P-1 by Moody's Investors Service, Inc. and A-1 by Standard & Poor's Ratings Service.


   o PRIME COMMERCIAL PAPER: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of the United States or of any state.

   o OTHER SHORT-TERM OBLIGATIONS: high-quality, short-term obligations of corporate issuers.


   o REPURCHASE AGREEMENTS: with respect to U.S. Government or agency securities. Under a repurchase agreement, the Fund purchases a U.S. Government security for a relatively short period (usually not more than one week) which the seller agrees to repurchase at a fixed time and price, representing the Fund's cost plus interest. The Fund will enter into repurchase agreements only with commercial banks having assets of more than $1 billion and with "primary dealers" in U.S. Government securities. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, the Fund bears a risk of loss if the other party defaults on its obligation and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the other party's estate.


     The Fund will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities" are (i) commercial paper or other short-term obligations rated A-1 by Standard & Poor's Ratings Service and P-1 by Moody's Investors Service, Inc., and (ii) other obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Fund will not purchase securities of any issuer (other than U.S. Government securities) if, immediately thereafter, more than 5% of the Fund's total assets would be invested in securities of that issuer (or 1% of the Fund's total assets, or $1 million, whichever is greater, if the securities of such issuer owned by the Fund are not rated in the highest rating category by a nationally recognized statistical rating organization), nor will the Fund make an investment in commercial paper if, immediately thereafter, more than 35% of its total assets would be invested in commercial paper.


     The Fund follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than one year. The Fund may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Some of these securities may be supported by the right of the holders under certain circumstances to demand that a specified bank, broker-dealer, or other financial institution purchase the securities from the holders at par, or otherwise to demand on short notice, payment of unpaid principal and interest on the securities. Such securities are subject to the risk that the financial institution in question may for any reason be unwilling or unable to meet its obligation in respect of the securities, which would likely have an adverse effect on the value of the securities.


     Considerations of liquidity and preservation of capital mean that the Fund may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, the Fund will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Fund, may result in frequent changes in the Fund's portfolio. The Fund will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.


     The Fund's portfolio will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Fund. The values of the securities in the Fund's portfolio can be expected to vary inversely to the changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.


     The Fund will not lend money, other than by investment in the instruments described above and through entry into repurchase agreements, nor will it borrow money or pledge, hypothecate, or mortgage its assets. The Fund will not invest in securities of an issuer if any employee of the Fund or Mentor Advisors (or, to the knowledge of the Fund or Mentor Advisors, any affiliated person of the Fund or Mentor Advisors) is an officer or director of that issuer or holds 10% of the outstanding voting securities of that issuer, unless the investment is approved or ratified by the Trustees.

     The Fund will not be responsible for determining whether income or gains from any investment by the Fund will be excludable from the income of participants in the SNAP Program for tax purposes, or will otherwise be subject to or exempt from taxation under federal or state law or be subject to rebate by participants under federal law.
                               ----------------
     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


                            MANAGEMENT OF THE FUND

     The Trustees of Mentor Institutional Trust are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, acts as investment adviser to the Fund pursuant to a Management Contract between the Fund and Mentor Advisors. Subject to the general oversight of the Trustees, Mentor Advisors, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund. Mentor Advisors makes investment decisions for the Fund and places the purchase and sale orders for the Fund's portfolio transactions. A team of investment professionals manages the Fund for Mentor Advisors. As compensation for Mentor Advisors' services under the Management Contract, the Fund pays a fee, accrued daily and paid monthly, at the following annual rate: .09% of the first $500 million of average net assets; .08% of the next $250 million;
 .07% of the next $250 million; .06% of the next $250 million; and .05% of any amount over $1.25 billion.

     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $172 billion in assets and $12 billion in total stockholders' equity as of March 31, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor for the Fund. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

     The Fund receives services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund from this problem.



                        HOW THE FUND VALUES ITS SHARES

     The Fund values its shares twice each day, once at 12:00 noon and again at the close of regular trading on the New York Stock Exchange. The Fund's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. The Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.


                          HOW DISTRIBUTIONS ARE MADE


     The Fund declares all of its net interest income as a distribution on each day the New York Stock Exchange is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders who purchase shares of the Fund as of 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the day after the Fund accepts their order. The Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for any month will be paid on the last day of that month (or, if that day is not a business day, on the preceding business day), except that the Fund's schedule for payment of dividends during the month of December may be adjusted to assist in the Fund's tax reporting and distribution requirements. All distributions will be reinvested automatically in Fund shares as of the payment date, unless the shareholder instructs the Fund to pay distributions to it in cash. Since the net income of the Fund is declared as dividend income each time it is determined, the net asset value per share of the Fund normally remains at $1 per share immediately after each determination and dividend declaration.

     The Fund intends to qualify as a "regulated investment company" for federal income tax purposes to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and capital gain net income on a current basis. Distributions from the Fund will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains distributions will be taxable as such, regardless of how long Fund shares are held, while other taxable distributions will be taxed as ordinary income. Loss on the sale of Fund shares held for less than six months will be treated as a long term capital loss to the extent of any capital gain distribution received with respect to such shares.


     Early in each year, the Fund will notify shareholders of the amount and tax status of distributions paid to the shareholders by the Fund for the preceding year.


     The foregoing is a summary of certain federal income tax consequences of investing in the Fund. Shareholders should consult with their tax advisers for more information concerning the federal, state, and local tax consequences of investing in, redeeming, or exchanging Fund shares.



                        HOW TO PARTICIPATE IN THE FUND

     Shares of the Fund are currently being offered only to participants in the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAP Program"). Participants in the SNAP Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAP Program, as it may be amended from time to time (the "Information Statement"), or should contact the SNAP Program directly, for information as to the procedures they should follow in order to purchase shares of the Fund through the Program.

     All Fund shares owned beneficially by participants in the SNAP Program are owned of record by the Treasury Board, an agency of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board will be the record owner of all shares of the Fund owned beneficially by SNAP Program participants, a Program participant should follow the procedures described in the Information Statement of the SNAP Program to ensure that all instructions as to any investment by it in the Fund -- including instructions as to the purchase or sale of shares of the Fund -- are timely carried out by the SNAP Program.

     PURCHASE ORDERS; PURCHASE PRICE. The Fund offers its shares continuously at a price of $1.00 per share. Shares of the Fund are sold at the net asset value next determined after a purchase order is received by the Fund from the SNAP Program. The Fund determines its net asset value each day the New York Stock Exchange is open at 12:00 noon and as of the close of the Exchange. Purchase orders that are received prior to 12:00 noon on a particular day are priced according to the net asset value determined at that time, and the shares purchased at that time will earn the dividend declared for that day. Purchase orders that are received after 12:00 noon are priced based on the net asset value determined as of the close of the Exchange on that day, and begin to earn dividends on the next day.


     Because the Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Fund at Wachovia Bank. A participant in the SNAP Program wishing to invest in the Fund must ensure that Wachovia Bank, as Depository for the SNAP Program, receives Same Day Funds at or prior to the time the participant wishes to invest in the Fund. Consult the Information Statement or contact the investment manager for the SNAP Program directly for information.

                             HOW TO REDEEM SHARES

     Shares of the Fund may be redeemed on any day when the New York Stock Exchange is open. Redemptions will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. Shares redeemed at the Fund's 12:00 noon price do not earn the income dividend declared on the day of redemption. Participants should consult the Information Statement or contact the SNAP Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares. Under unusual circumstances, the Fund may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities laws.


     REDEMPTIONS BY CHECK. SNAP Program participants may elect to have a special checking account with Wachovia Bank. Checks may be drawn on the account for any amount. Upon receipt of a completed signature card, Wachovia Bank will provide the participant with a supply of checks drawn on the account. Additional supplies of checks are available, upon request. When a check is presented to Wachovia Bank, a number of shares in the Fund owned beneficially by the checkwriter will be redeemed in order to pay the full amount of the check.


     Redemption by check is not appropriate for a complete liquidation of an account. If the amount of a redemption check is greater than the value of the shares owned beneficially by the checkwriter, the check will be returned to the depositor due to an insufficient account balance. The checkwriting privilege may be suspended at any time. Consult the Information Statement or contact the SNAP Program for additional information.
                               ----------------
     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

     If shares of the Fund to be redeemed represent an investment made by check, the Fund reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected which may take up to 15 days after the purchase date.


                          MENTOR INSTITUTIONAL TRUST

     Mentor Institutional Trust is a Massachusetts business trust organized on February 8, 1994. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is a series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into five series, one representing the Fund, the others representing other funds with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     In the interest of economy and convenience, the Fund will not issue certificates for its shares except at the shareholder's request.


                   CUSTODIAN AND TRANSFER AND DIVIDEND AGENT


     Wachovia Bank serves as the Fund's custodian and transfer and dividend agent. The address of Wachovia Bank is 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261.



                            PERFORMANCE INFORMATION

     The Fund's "yield" is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's "effective yield" represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.


     Past performance does not predict future results. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. The Fund's yield does not reflect any expenses incurred by the SNAP Program or by participants in the SNAP Program.

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.











                           MENTOR DISTRIBUTORS, LLC
                                  DISTRIBUTOR

                                   SNAP FUND
                           -------------------------
                                   PROSPECTUS
                           -------------------------
                            AN OPEN-END MANAGEMENT
                               INVESTMENT COMPANY





                                OCTOBER 30, 1998






                                     [LOGO]

                            INVESTMENT RESTRICTIONS

     As fundamental investment restrictions, which may not be changed with respect to the Fund without approval by the holders of a majority of the outstanding shares of the Fund, the Fund may not:

       1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets would be invested in a single industry, except that the Fund may invest up to 100% of its assets in securities of issuers in the banking industry.

       2. Acquire more than 10% of the voting securities of any issuer.

       3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

       4. Issue any class of securities which is senior to the Fund's shares of beneficial interest.

       5. Purchase or sell securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

       6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

       7. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.


       8. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by these investment restrictions.


       9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

       10. Make loans, except by purchase of debt obligations or other instruments in which the Fund may invest consistent with its investment policies or by entering into repurchase agreements.

     In addition, it is contrary to the current policy of the Fund, which policy may be changed without shareholder approval, to:

       1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

       2. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a prospectus with respect to the Fund, the other investment policies described in this Statement or in a prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                            MANAGEMENT OF THE TRUST

     The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.




                                 POSITION HELD
NAME AND ADDRESS                 WITH PORTFOLIO      PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------- ------------------- --------------------------------------------------------
*Daniel J. Ludeman               Chairman; Trustee   Chairman and Chief Executive Officer, Mentor
c/o Mentor Institutional Trust                       Investment Group, LLC; Director, Wheat, First
901 E. Byrd Street                                   Securities, Inc.; Managing Director, Wheat First
Richmond, VA                                         Butcher Singer, Inc.; Chairman and Director, Mentor
                                                     Income Fund, Inc. and America's Utility Fund, Inc.;
                                                     Chairman and Trustee, Mentor Variable Investment
                                                     Portfolios, Mentor Funds, and Cash Resource Trust.
Louis W. Moelchert, Jr.          Trustee             Vice President for Investments, University of
University of Richmond                               Richmond; Trustee, Mentor Funds, Mentor Variable
Richmond, VA 23173                                   Investment Portfolios, and Cash Resource Trust;
                                                     Director, America's Utility Fund, Inc. and Mentor
                                                     Income Fund, Inc.
Thomas F. Keller                 Trustee             R.J. Reynolds Industries Professor of Business
c/o Mentor Institutional Trust                       Administration and Former Dean of Fuqua School of
901 E. Byrd Street                                   Business, Duke University; Director of LADD
Richmond, VA 23219                                   Furniture, Inc., Wendy's International, Inc., American
                                                     Business Products, Inc., Dimon, Inc., and Biogen, Inc.;
                                                     Director of Nations Balanced Target Maturity Fund,
                                                     Inc., Nations Government Income Term Trust 2003,
                                                     Inc., Nations Government Income Term Trust 2004,
                                                     Inc., Hatteras Income Securities, Inc., Nations
                                                     Institutional Reserves, Nations Fund Trust, Nations
                                                     Fund, Inc., Nations Fund Portfolios, Inc., and Nations
                                                     LifeGoal Funds, Inc. Trustee, Mentor Funds, Mentor
                                                     Variable Investment Portfolios, and Cash Resource
                                                     Trust; Director, Mentor Income Fund, Inc. and
                                                     America's Utility Fund, Inc.
Arnold H. Dreyfuss               Trustee             Chairman, Eskimo Pie Corp.; formerly, Chairman and
P.O. Box 18156                                       Chief Executive Officer, Hamilton Beach/Proctor-Silex,
Richmond, VA 23226                                   Inc.; Trustee, Mentor Funds, and Cash Resource Trust,
                                                     and Mentor Variable Investment Portfolios; Director,
                                                     America's Utility Fund, Inc. and Mentor Income Fund,
                                                     Inc.
Troy A. Peery, Jr.               Trustee             President, Heilig-Meyers Company; Trustee, Mentor
Heilig-Meyers Company                                Funds, Cash Resource Trust, and Mentor Variable
2235 Staples Mill Road                               Investment Portfolios; Director, America's Utility
Richmond, VA 23230                                   Fund, Inc. and Mentor Income Fund, Inc.

                                 POSITION HELD
NAME AND ADDRESS                 WITH PORTFOLIO   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------- ---------------- -------------------------------------------------------
*Peter J. Quinn, Jr.             Trustee          Formerly, President, Mentor Distributors, LLC;
c/o Mentor Institutional Trust                    Managing Director, Mentor Investment Group, LLC
901 E. Byrd Street                                and Wheat First Butcher Singer, Inc.; formerly, Senior
Richmond, VA 23219                                Vice President/Director of Mutual Funds, Wheat First
                                                  Butcher Singer, Inc.; Trustee, Mentor Funds and Cash
                                                  Resource Trust; Director, America's Utility Fund, Inc.
                                                  and Mentor Income Fund, Inc.
Arch T. Allen, III               Trustee          Attorney at law, Raleigh, North Carolina; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc. and America's Utility Fund, Inc.;
                                                  formerly, Vice Chancellor for Development and
                                                  University Relations, University of North Carolina at
                                                  Chapel Hill.
Weston E. Edwards                Trustee          President, Weston Edwards & Associates; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc. and America's Utility Fund, Inc.;
                                                  Founder and Chairman, The Housing Roundtable;
                                                  formerly, President, Smart Mortgage Access, Inc.
Jerry R. Barrentine              Trustee          President, J.R. Barrentine & Associates; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc. and America's Utility Fund, Inc.;
                                                  formerly, Executive Vice President and Chief Financial
                                                  Officer, Barclays/American Mortgage Director
                                                  Corporation; Managing Partner, Barrentine Lott &
                                                  Associates.
J. Garnett Nelson                Trustee          Consultant, Mid-Atlantic Holdings, LLC; Trustee,
c/o Mentor Institutional Trust                    Mentor Funds, Cash Resource Trust, and Mentor
901 E. Byrd Street                                Variable Investment Portfolios; Director, Mentor
Richmond, VA 23219                                Income Fund, Inc., America's Utility Fund, Inc., GE
                                                  Investment Funds, Inc., and Lawyers Title Corporation;
                                                  Member, Investment Advisory Committee, Virginia
                                                  Retirement System; formerly, Senior Vice President,
                                                  The Life Insurance Company of Virginia.
Paul F. Costello                 President        Managing Director, Mentor Investment Group, LLC,
c/o Mentor Institutional Trust                    Wheat First Butcher Singer, Inc., and Mentor
901 E. Byrd Street                                Investment Advisors, LLC; President, Mentor Income
Richmond, VA 23219                                Fund, Inc., America's Utility Fund, Inc., Mentor
                                                  Funds, Cash Resource Trust, and Mentor Variable
                                                  Investment Portfolios; Director, Mentor Perpetual
                                                  Advisors, LLC and Mentor Trust Company.

                                 POSITION HELD
NAME AND ADDRESS                 WITH PORTFOLIO   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------- ---------------- -------------------------------------------------------
Terry L. Perkins                 Treasurer        Senior Vice President, Mentor Investment Group, LLC;
c/o Mentor Institutional Trust                    Treasurer, Cash Resource Trust, Mentor Income Fund,
901 E. Byrd Street                                Inc., Mentor Funds, and Mentor Variable Investment
Richmond, VA 23219                                Portfolios; Treasurer and Senior Vice President,
                                                  America's Utility Fund, Inc.
Michael Wade                     Assistant        Vice President, Mentor Investment Group, LLC;
c/o Mentor Institutional Trust   Treasurer        Assistant Treasurer, Cash Resource Trust, Mentor
901 E. Byrd Street                                Income Fund, Inc., Mentor Funds, and America's
Richmond, VA 23219                                Utility Fund, Inc.; formerly, Senior Accountant, Wheat
                                                  First Butcher Singer, Inc.
Geoffrey B. Sale                 Secretary        Associate Vice President Mentor Investment Group,
c/o Mentor Institutional Trust                    LLC; Secretary, Mentor Funds, Mentor Variable
901 E. Byrd Street                                Investment Portfolios, and Cash Resource Trust; Clerk,
Richmond, VA 23219                                America's Utility Fund, Inc., Mentor Income Fund,
                                                  Inc., Mentor Funds.



     The table below shows the fees paid to each Trustee by the Trust for the current fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1997 calendar year.





                                     AGGREGATE COMPENSATION       TOTAL COMPENSATION
             TRUSTEES                    FROM THE TRUST         FROM ALL COMPLEX FUNDS
---------------------------------   ------------------------   -----------------------
Daniel J. Ludeman ...............                0                     $     0
Arnold H. Dreyfuss ..............             $720                     $15,200
Thomas F. Keller ................             $720                     $15,200
Louis W. Moelchert, Jr. .........             $720                     $26,200
Troy A. Peery, Jr. ..............             $720                     $14,175
Peter Quinn+ ....................             $  0                     $     0
Arch Allen III+ .................             $  0                     $11,000
Weston E. Edwards+ ..............             $  0                     $28,000
Jerry R. Barrentine+ ............             $  0                     $20,000
J. Garnett Nelson+ ..............             $  0                     $20,000


----------
+ Elected Trustee December 22, 1997

     The Trustees do not receive pension or retirement benefits from the Trust.


     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                        PRINCIPAL HOLDERS OF SECURITIES


     As of October 28, 1998, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of the Fund. To the knowledge of the Fund, no person owned beneficially more than 5% of the outstanding shares of the Fund as of that date, except as follows:




      Commonwealth of Virginia                           Percentage of Ownership: 14.90%
      Department of Treasury
      P.O. Box 1879
      Richmond, VA 23218-1879
      City of Chesapeake                                 Percentage of Ownership: 10.09%
      P.O. Box 15245
      Chesapeake, VA 23328-5245
      County of Chesterfield                             Percentage of Ownership: 6.48%
      P.O. Box 70
      Chesterfield, VA 23832
      County of Arlington                                Percentage of Ownership: 7.08%
      Office of the Treasurer
      31 Court House Plaza
      Arlington, VA 22216-0530
      Medical College of Virginia Hospital Authority     Percentage of Ownership: 5.68%
      P.O. Box 980152
      Richmond, VA 23298-0152
      Virginia Port Authority                            Percentage of Ownership: 5.54%
      600 World Trade
      Norfolk, VA 23510-1617


                    INVESTMENT ADVISORY AND OTHER SERVICES

     Mentor Investment Advisors, LLC ("Mentor Advisors") acts as investment adviser to the Fund pursuant to a Management Contract with the Trust. Subject to the supervision and direction of the Trustees, Mentor Advisors, as investment adviser, manages the Fund's portfolio in accordance with the stated policies of the Fund and of the Trust. Mentor Advisors makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. Mentor Advisors bears all expenses in connection with the performance of its services. In addition, Mentor Advisors pays the salaries of all officers and employees who are employed by it and the Trust.

     Until November 1, 1996, Commonwealth Investment Counsel, Inc. served as investment advisor to the Fund. On that date, Commonwealth Investment Counsel, Inc. was reorganized as Mentor Investment Advisors, LLC, which thereupon became investment advisor to the Fund.


     For the fiscal years ended June 30, 1998 and June 30, 1997, and for the period ended June 30, 1996, the Fund paid Mentor Advisors (or, for periods before November 1, 1996, Commonwealth Advisors) $837,768, $784,372, and $667,270, respectively, pursuant to the Management Contract.

     Mentor Advisors provides the Trust on behalf of the Fund with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Fund and for the other investment advisory clients of Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Mentor Advisors' opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. Mentor Advisors employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the Fund.


     The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more series of the Trust, including the Fund, may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.


     Expenses incurred in the operation of the Fund or otherwise allocated to the Fund, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer, Inc. and subsidiaries, SEC fees and related expenses, state Blue Sky notification and filing fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Fund.

     The Management Contract entered into by the Trust in respect of the Fund is subject to annual approval commencing in 2000 by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Mentor Advisors, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the Fund's shares, or by Mentor Advisors, as applicable.



                                   BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Fund, except to the extent Mentor Advisors may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by Mentor Advisors' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

     As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Mentor Advisors may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Mentor Advisors an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Mentor Advisors does not currently intend to cause the Fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors may consider sales of shares of the Fund (and, if permitted by law, of other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


                       DETERMINATION OF NET ASSET VALUE


     The Trust determines net asset value per share of the Fund twice each day the New York Stock Exchange (the "Exchange") is open, once at 12:00 noon and again at the close of regular trading on the New York Stock Exchange. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving, and Christmas.

     The valuation of the Fund's portfolio securities is based upon amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by the Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.


     The valuation of the Fund's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity;

withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.


     Since the net income of the Fund is declared as a dividend each time it is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the preceding business day). It is expected that the Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in the Fund.

     Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.



                                  TAX STATUS

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net capital gains that are distributed to shareholders. As a series of Massachusetts business trust, the Fund will not under present law be subject to any excise or income taxes in Massachusetts.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, the Fund may engage in investment techniques that affect the amount, timing, and character of its income and distributions.


     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.


     The Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign, and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law.

                            INDEPENDENT ACCOUNTANTS


     KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent auditors, providing audit services, tax return review, and other tax consulting services. The audited financial statements incorporated by reference into the Statement of Additional Information have been so incorporated in reliance upon the report of KPMG Peat Marwick LLP, the independent auditors, given on the authority of said firm as experts in auditing and accounting.



                                   CUSTODIAN


     The custodian of the Fund, Wachovia Bank, is located at 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261. Its responsibilities include generally safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

                            PERFORMANCE INFORMATION


     The yield of the Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. Based on the seven-day period ended June 30, 1998, the Fund's yield was 5.57% its effective yield was 5.73%.


     All data for the Fund is based on past performance and does not predict future results.


                             SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.


          INVESTMENT PROFESSIONALS OF MENTOR INVESTMENT ADVISORS, LLC

R. PRESTON NUTTALL, CFA
Mr. Nuttall has more than thirty years of investment management experience. Prior to his involvement with the Mentor organization, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.


HUBERT R. WHITE III
Mr. White has thirteen years of investment management experience. Prior to joining the Mentor organization, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.



                                    RATINGS

A-1 and Prime-1 Commercial Paper Ratings

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

 o liquidity ratios are adequate to meet cash requirements;

 o long-term senior debt is rated "A" or better;

 o the issuer has access to at least two additional channels of borrowing;

 o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

 o typically, the issuer's industry is well established and the issuer has a
strong position within the industry;   and

 o the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:


 o evaluation of the management of the issuer;

 o economic evaluation of the issuer's industry or industries and an appraisal
of speculative-type risks which   may be inherent in certain areas;

 o evaluation of the issuer's products in relation to competition and customer acceptance;

 o liquidity;

 o amount and quality of long-term debt;

 o trend of earnings over a period of ten years;

 o financial strength of parent company and the relationships which exist with the issuer; and

 o recognition by the management of obligations which may be present or may arise as a result of public inter est questions and preparations to meet such obligations.


                             FINANCIAL STATEMENTS


     The Independent Auditors' Report, financial highlights, and financial statements in respect of the Fund included in the Annual Report of the Fund for the fiscal year ended June 30, 1998 and filed electronically on Form N-30D under the Investment Company Act of 1940, as amended, on September 8, 1998 (File No. 811-08484, Accession No. 0000916641-98-001001), are incorporated herein by reference.

                                     PART C


                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits




(a)
         (1)      Mentor U.S. Government Cash Management
                  Portfolio (formerly Mentor Cash Management Portfolio), and
                  Mentor Fixed-Income Portfolio; and Mentor Perpetual
                  International Portfolio:

                Statements of Assets and Liabilities -- October 31, 1997.*
                Statements of Operations -- fiscal year ended October 31, 1997.*
                Statements of Changes in Net Assets -- for the years or periods ended October 31, 1996 and 1997.*
                Financial Highlights.*+
                  Mentor U.S. Government Cash Management Portfolio and Mentor
                  Fixed-Income Portfolio -- for the years or periods ended
                  October 31, 1995, 1996, and 1997
                Notes to Financial Statements.*
                Independent Auditors' Report.*

                *Incorporated by reference into Part B of this Registration
                Statement filed January 30, 1998

                +Included in Part A of this Registration Statement filed
                January 30, 1998

         (2)    SNAP Fund

                Statement of Assets and Liabilities -- June 30, 1998 -
                Incorporated by Reference in Part B.
                Statement of Operations -- period ended June 30, 1998 -
                Incorporated by Reference in Part B.
                Statement of Changes in Net Assets -- years ended June 30, 1997 and June 30, 1998 - Incorporated by Reference in Part B.
                Financial Highlights - Included in Part A.
                Notes to Financial Statements - Incorporated by Reference in Part B.
                Portfolio of Investments -- June 30, 1998 - Incorporated by Reference in Part B.
                Independent Auditors' Report - Incorporated by Reference in Part B.




(b)      Exhibits

         (1) (A) - Agreement and Declaration of Trust.1
             (B) - Amendment to Agreement and Declaration of Trust.4
         (2)     - Bylaws.1
         (3)     - Inapplicable.
         (4) (A) - Form of certificate representing shares of beneficial interest for each of the Portfolios.1
             (B) - Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights.1
             (C) - Portions of Bylaws Relating to Shareholders' Rights.1
         (5) (A) - Form of Management Contract (Mentor Intermediate Duration and Mentor
                   Fixed-Income Portfolios).1
             (B) - Form of Management Contract (SNAP Fund).13
             (C) - Form of Management Contract (Mentor Perpetual International
                   Portfolio). 8
             (D) - Instrument of Transfer of Management Contract (Fixed Income,
                   Intermediate Duration, and U.S. Government Cash Management
                   Portfolios).11
             (E) - Instrument of Letter of Transfer of Management Contract dated
                   November 1, 1996 (SNAP Fund). 12
         (6) (A) - Form of Distribution Agreement.12
         (7)     - Inapplicable.



         (8) (A) - Form of Custody Agreement.1
             (B) - Form of Custody Agreement (SNAP Fund). 5
             (C) - Form of Transfer Agency and Services Agreement. 3
             (D) - Form of Transfer Agency and Services Agreement (SNAP Fund). 5
         (9) (A) - Form of Administration Agreement.11
             (B) - Form of Shareholder Service Plan. 19
        (10)     - Opinion of counsel, including consent. 3
        (11)     - Consent of Independent Accountants. 13
        (12)     - Inapplicable.
        (13)     - Inapplicable.
        (14)     - Inapplicable.
        (15)     - Form of Plan of Distribution Pursuant to Rule 12b-1. 9
        (16)     - Schedule of Computation of Performance Information (SNAP
                   Fund). 13
        (17)     - Financial Data Schedules.
             (A) - Mentor U.S. Government Cash Management Portfolio (Class D). 8
             (B) - Mentor Intermediate Duration Portfolio (Class D). 8
             (C) - Mentor Fixed Income Portfolio (Class D). 8
             (D) - Mentor Perpetual International Portfolio (Class D). 8
             (E) - SNAP Fund. 13
        (18)     - Revised Form of Rule 18f-3 Plan. 13




     1 Incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A under the investment Company Act of 1940 filed on April 15, 1994.

     2 Incorporated herein by reference to Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on June 28,1994.

     3 Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed on November 18, 1994.

     4 Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on July 3, 1995.

     5 Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A filed on July 24, 1995.

     6 Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed on September 5, 1995.

     7 Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A filed on March 11, 1994.

     8   Incorporated herein by reference to Post-Effective Amendment No. 6 to
         the Registrant's Registration Statement on Form N-1A filed on May   24,
         1996.

     9 Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A filed on July 3, 1996.


     10 Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A filed on November 1, 1996.

     11 Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A filed on January 2, 1997.

     12 Incorporated herein by reference to Post-Effective Amendment No 10 to the Registrant's Registration Statement on Form N-1A filed on October 10, 1997.

     13  Filed herewith.


                                      -2-



Item 25. Persons Controlled by or Under Common Control with Registrant

            None.

Item 26. Number of Record Holders of Securities


            As of October 29, 1998, there were 923 holders of record of shares of beneficial interest of the Trust.


Item 27. Indemnification


         The information required by this item is incorporated herein by reference from the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-8484).

Item 28. Business and Other Connections of Investment Adviser


         (a) Mentor Investment Advisors, LLC serves as the investment adviser to 28 separate open-end investment portfolios in the Mentor Family of Funds.


         The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:


                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years
John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.

Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


                                      -4-



Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.



Terry L. Perkins             Treasurer                Senior Vice President,
                                                      Mentor Investment Group,
                                                      L.L.C.

Michael A. Wade              Controller               Vice President, Mentor
                                                      Investment Group, L.L.C.

Geoffrey B. Sale             Secretary                Associate Vice President
                                                      Mentor Investment Group,
                                                      LLC; Clerk, Mentor
                                                      Institutional Trust;
                                                      Secretary, Cash Resource
                                                      Trust, Mentor Income Fund,
                                                      Inc., Mentor Funds and
                                                      Mentor Variable Investment
                                                      Portfolios.




(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):


                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited.

Martyn Arbib                Managing Director          Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited.

Roger C. Cormick            Managing Director          Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited.


Paul F. Costello            Managing Director          Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Funds, Mentor Institutional
                                                       Trust, Cash Resource
                                                       Trust, Mentor Income Fund, Inc.,
                                                       and America's Utility Fund, Inc.;
                                                       Senior Vice President, Mentor
                                                       Distributors, LLC.

Daniel J. Ludeman           Managing Director          Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC; Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Managing Director          Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Peter J. Quinn, Jr.         Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.



         The address of each of the above-named entities is 901 East Byrd Street, Richmond, VA 23219, except that the address of Perpetual Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxfordshire RG92A2, England.


Item 29. Principal Underwriters


     (a) Mentor Distributors, LLC, the Trust's principal underwriter, acts as principal underwriter for the following investment companies:



          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Strategy Portolio
             o Mentor Short-Duration Income Portfolio
             o Mentor Balanced Portfolio
             o Mentor Capital Growth Portfolio
             o Mentor Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth Portfolio
             o Mentor Quality Income Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor Institutional U.S. Government Money Market Portfolio
             o Mentor Institutional Money Market Portfolio




          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP Strategy Portfolio
             o Mentor VIP Balanced Portfolio
             o Mentor VIP Capital Growth Portfolio
             o Mentor VIP Perpetual International Portfolio

     (b)  Information concerning officers of Mentor Distributors, LLC:

Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000

     (c)  Inapplicable.







Item 30. Location of Accounts and Records


            Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Secretary, John M. Ivan, Registrant's custodians, Investors Fiduciary Trust Company ("IFTC") (all Portfolios other than SNAP Fund), and Central Fidelity National Bank (SNAP Fund only), and Registrant's transfer agents, State Street Bank and Trust Company (through Boston Financial Data Services, Inc. ("BFDS")) (all Portfolios other than SNAP Fund), and Central Fidelity National Bank (SNAP Fund
only). The address of the Secretary is 901 East Byrd Street, Richmond, Virginia, 23219. The address of BFDS is 2 Heritage Drive, North Quincy, Massachusetts 02171. The address of IFTC is 127 West 10th Street, Kansas City, Missouri, 64105. The address of Central Fidelity National Bank is 1021 East Cary Street, P.O. Box 27602, Richmond, Virginia 23261.


Item 31.  Management Services

                      None.


Item 32.  Undertakings


(a) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(b)      Inapplicable.

(c)      Inapplicable.

(d) The undersigned Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting on the removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding voting securities and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                     NOTICE

                  A copy of the Agreement and Declaration of Trust of Mentor Institutional Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on behalf of the undersigned, thereunto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 30th day of October, 1998.


                                           MENTOR INSTITUTIONAL TRUST

                                           By: /s/ Paul F. Costello
                                             -------------------------
                                               Paul F. Costello
                                               Title:  President


                                      -10-


  Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on this 30th day of October, 1998.


     Name                         Title

          *
-----------------------
Daniel J. Ludeman            Chairman and Trustee
                             (Chief Executive
                             Officer)



          *                  Trustee
-----------------------
 Peter J. Quinn, Jr.


          *
-----------------------
Arnold H. Dreyfuss           Trustee


          *
-----------------------
Thomas F. Keller             Trustee

          *
-----------------------
Louis W. Moelchert, Jr.      Trustee


          *
-----------------------
Troy A. Peery, Jr.           Trustee


-----------------------
Arch T. Allen, III           Trustee


-----------------------
Weston E. Edwards            Trustee


-----------------------
Jerry R. Barrentine          Trustee


-----------------------
J. Garnett Nelson            Trustee


/s/ Paul F. Costello
------------------------
   Paul F. Costello          President



 /s/  Terry L. Perkins
------------------------
   Terry L. Perkins          Treasurer (Principal Financial
                               and Accounting Officer)

*/s/ Paul F. Costello        Attorney-in-fact
------------------------
   Paul F. Costello

                                 EXHIBIT INDEX






Exhibit No.         Exhibit
-----------         -------
(5)(B)              Form of Management Contract (SNAP Fund)
(11)                Consent of Independent Accountants
(16)                Schedules of Computation of
                    Performance
(17)(E)             Financial Data Schedule


                                      -11-